Summary of Significant Accounting Policies - Schedule of Amounts and Percentages of Total Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 41,125	$ 5,851	¥ 44,290	¥ 19,764
Total revenues percentage	100.00%	100.00%	100.00%	100.00%
Sourcing services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 1,090	$ 155	¥ 63	¥ 1,513
Total revenues percentage	2.70%	2.70%	0.10%	7.70%
Product sales [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 36,628	$ 5,211	¥ 41,819	¥ 17,062
Total revenues percentage	89.00%	89.00%	94.50%	86.30%
Battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 402	$ 57	¥ 1,177	¥ 1,189
Total revenues percentage	1.00%	1.00%	2.70%	6.00%
Two-wheeled vehicle battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 3,005	$ 428	¥ 1,231
Total revenues percentage	7.30%	7.30%	2.70%